Mortgage-Backed Securities Held to Maturity (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Scheduled maturities of mortgage-backed securities held to maturity
Due from one to five years, Amortized cost	$ 28
Due from one to five years, Gross unrealized gains	2
Due from one to five years, Gross unrealized losses	0
Due from one to five years, Estimated fair value	30
Due from five to ten years, Amortized cost	1,205
Due from five to ten years, Gross unrealized gain	2
Due from five to ten years, Gross unrealized losses	28
Due from five to ten years, Estimated fair value	1,179
Due after ten years, Amortized cost	24,688
Due after ten years, Gross unrealized gain	390
Due after ten years, Gross unrealized losses	170
Due after ten years, Estimated fair value	24,908
Total, Amortized cost	25,921
Total, Gross unrealized gain	394
Total, Gross unrealized losses	198
Total, Estimated fair value	$ 26,117